Fair value measurements - Schedule of Quantitative Information Regarding Significant Unobservable Inputs and Assumptions for Certain Level 3 Financial Instruments (Detail) (JPY ¥)	6 Months Ended		12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014
Assets:
Other assets	737,070,000,000		784,174,000,000
Liabilities:
Short-term borrowings	39,638,000,000		49,279,000,000
Long-term borrowings	2,378,535,000,000		1,984,986,000,000
Recurring
Assets:
Trading assets and private equity investments	17,959,000,000,000		16,409,000,000,000
Loans and receivables	285,000,000,000	[1]	306,000,000,000	[1]
Liabilities:
Short-term borrowings	37,000,000,000	[2]	49,000,000,000	[2]
Long-term borrowings	2,387,000,000,000	[2],[3],[4]	1,967,000,000,000	[2],[3],[4]
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	2,748,000,000,000	[5],[6]	2,899,000,000,000	[5],[6]
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	45,000,000,000	[5],[6]	42,000,000,000	[5],[6]
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	6,433,000,000,000	[5]	6,019,000,000,000	[5]
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	2,231,000,000,000	[5]	1,851,000,000,000	[5]
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	146,000,000,000	[5]	159,000,000,000	[5]
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	2,131,000,000,000	[5]	2,224,000,000,000	[5]
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	29,000,000,000	[5]	0	[5]
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	223,000,000,000	[5],[7]	183,000,000,000	[5],[7]
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	564,000,000,000	[5]	253,000,000,000	[5]
Recurring | Non-trading debt securities [Member]
Assets:
Other assets	967,000,000,000		1,024,000,000,000
Recurring | Other [Member]
Assets:
Other assets	455,000,000,000	[6]	508,000,000,000	[6]
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	264,000,000,000		301,000,000,000
Loans and receivables	27,000,000,000	[1]	26,000,000,000	[1]
Liabilities:
Short-term borrowings	2,000,000,000	[2]	3,000,000,000	[2]
Long-term borrowings	439,000,000,000	[2],[3],[4]	394,000,000,000	[2],[3],[4]
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	42,000,000,000	[5],[6]	68,000,000,000	[5],[6]
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity discounts	4.60%	[8]	11.00%	[8]
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity discounts	40.00%	[8]	50.00%	[8]
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Liquidity discounts	33.10%	[9]	18.10%	[9]
Recurring | Level 3 [Member] | Equities [Member] | DCM [Member] | Minimum [Member]
Significant unobservable inputs
Capitalization rates			6.80%	[8]
Recurring | Level 3 [Member] | Equities [Member] | DCM [Member] | Maximum [Member]
Significant unobservable inputs
Capitalization rates			6.90%	[8]
Recurring | Level 3 [Member] | Equities [Member] | DCM [Member] | Weighted average [Member]
Significant unobservable inputs
Capitalization rates			6.80%	[9]
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	45,000,000,000	[5],[6]	42,000,000,000	[5],[6]
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member]
Significant unobservable inputs
Price/Embedded value ratios	0.4	[8]	0.4	[8]
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	4.9	[8]	4.5	[8]
Liquidity discounts	0.00%	[8]	0.00%	[8]
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	11.2	[8]	11.6	[8]
Liquidity discounts	33.00%	[8]	33.00%	[8]
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	9.8	[9]	10.0	[9]
Price/Embedded value ratios	0.4	[9]	0.4	[9]
Liquidity discounts	30.50%	[9]	30.50%	[9]
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	11,000,000,000	[5]	26,000,000,000	[5]
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[8]	0.00%	[8]
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	5.90%	[8]	5.90%	[8]
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	0.50%	[9]	0.50%	[9]
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	115,000,000,000	[5]	116,000,000,000	[5]
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[8]	0.00%	[8]
Recovery rates	0.00%	[8]	0.00%	[8]
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	68.00%	[8]	26.60%	[8]
Recovery rates	37.00%	[8]	74.00%	[8]
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	5.60%	[9]	4.70%	[9]
Recovery rates	25.00%	[9]	57.10%	[9]
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	3,000,000,000	[5]	3,000,000,000	[5]
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	9.90%	[8]	6.20%	[8]
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	37.80%	[8]	30.40%	[8]
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	16.60%	[9]	10.10%	[9]
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	1,000,000,000	[5]	3,000,000,000	[5]
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	0.20%	[8]	0.30%	[8]
Prepayment rates	2.70%	[8]	3.80%	[8]
Default probabilities			0.00%	[8]
Loss severities			0.10%	[8]
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	22.40%	[8]	10.70%	[8]
Prepayment rates	12.00%	[8]	50.00%	[8]
Default probabilities			2.00%	[8]
Loss severities			87.20%	[8]
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	4.00%	[9]	3.70%	[9]
Prepayment rates	7.30%	[9]	12.80%	[9]
Default probabilities			2.00%	[9]
Loss severities			51.20%	[9]
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	0	[5]	0	[5]
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	29,000,000,000	[5],[7]	13,000,000,000	[5],[7]
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	3.20%	[8]	0.00%	[8]
Prepayment rates	0.00%	[8]	0.00%	[8]
Default probabilities	2.00%	[8]	1.00%	[8]
Loss severities	33.00%	[8]	30.00%	[8]
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	20.50%	[8]	90.90%	[8]
Prepayment rates	20.00%	[8]	20.00%	[8]
Default probabilities	65.00%	[8]	65.00%	[8]
Loss severities	100.00%	[8]	100.00%	[8]
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	9.40%	[9]	11.10%	[9]
Prepayment rates	19.10%	[9]	18.50%	[9]
Default probabilities	2.90%	[9]	3.20%	[9]
Loss severities	32.20%	[9]	47.90%	[9]
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	18,000,000,000	[5]	30,000,000,000	[5]
Recurring | Level 3 [Member] | Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads			0.00%	[8]
Correlations			0.50	[8]
Recurring | Level 3 [Member] | Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads			3.50%	[8]
Correlations			0.71	[8]
Recurring | Level 3 [Member] | Investment trust funds and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads			0.10%	[9]
Correlations			0.61	[9]
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivatives, net	(8,000,000,000)		11,000,000,000
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Dividend yield	0.00%	[8]	0.00%	[8]
Volatilities	9.50%	[8]	6.90%	[8]
Correlations	(0.90)	[8]	(0.96)	[8]
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Dividend yield	14.50%	[8]	8.20%	[8]
Volatilities	73.50%	[8]	59.90%	[8]
Correlations	0.93	[8]	0.95	[8]
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Dividend yield
Volatilities
Correlations
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivatives, net	(52,000,000,000)		(39,000,000,000)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	11.50%	[8]	10.60%	[8]
Correlations	(0.30)	[8]	(0.45)	[8]
Recurring | Level 3 [Member] | Interest rate contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	75.00%	[8]	23.50%	[8]
Correlations	1.00	[8]	0.99	[8]
Recurring | Level 3 [Member] | Interest rate contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Interest rates	0.10%	[8]	0.70%	[8]
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Interest rates	4.10%	[8]	5.20%	[8]
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Interest rates
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivatives, net	4,000,000,000		5,000,000,000
Recurring | Level 3 [Member] | Credit contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	1.00%	[8]	1.00%	[8]
Correlations	0.29	[8]	0.26	[8]
Recurring | Level 3 [Member] | Credit contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	67.00%	[8]	70.00%	[8]
Correlations	0.95	[8]	0.95	[8]
Recurring | Level 3 [Member] | Credit contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[8]	0.00%	[8]
Recovery rates	0.00%	[8]	20.00%	[8]
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	7.00%	[8]	20.90%	[8]
Recovery rates	90.00%	[8]	90.00%	[8]
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads
Recovery rates
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivatives, net	2,000,000,000		5,000,000,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	1.30%	[8]	11.20%	[8]
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	18.70%	[8]	19.10%	[8]
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member]
Significant unobservable inputs
Credit spreads			0.00%	[8]
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.00%	[8]
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	6.90%	[8]
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	0.50%	[9]	0.00%	[9]
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	0		3,000,000,000
Recurring | Level 3 [Member] | Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads			0.10%	[8]
Recurring | Level 3 [Member] | Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads			2.50%	[8]
Recurring | Level 3 [Member] | Non-trading debt securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads			0.80%	[9]
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	56,000,000,000	[6]	56,000,000,000	[6]
Recurring | Level 3 [Member] | Other [Member] | DCF [Member]
Significant unobservable inputs
WACC	6.00%	[10],[8]	6.10%	[10],[8]
Growth rates	1.00%	[10],[8]	1.00%	[10],[8]
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	0.60%	[10],[8]
Liquidity discounts	0.00%	[10],[8]	0.00%	[10],[8]
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	2.50%	[10],[8]
Liquidity discounts	30.00%	[10],[8]	30.00%	[10],[8]
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	1.40%	[10],[9]
WACC	6.00%	[10],[9]	6.10%	[10],[9]
Growth rates	1.00%	[10],[9]	1.00%	[10],[9]
Liquidity discounts	10.40%	[10],[9]	12.70%	[10],[9]
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member]
Significant unobservable inputs
Liquidity discounts	30.00%	[10],[8]	30.00%	[10],[8]
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	4.0	[10],[8]	3.6	[10],[8]
PE ratios	11.5	[10],[8]	9.6	[10],[8]
Price/Book ratios	0	[10],[8]	0	[10],[8]
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	9.9	[10],[8]	8.3	[10],[8]
PE ratios	83.9	[10],[8]	60.1	[10],[8]
Price/Book ratios	5.0	[10],[8]	5.3	[10],[8]
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	5.0	[10],[9]	4.9	[10],[9]
PE ratios	29.3	[10],[9]	24.0	[10],[9]
Price/Book ratios	1.0	[10],[9]	1.0	[10],[9]
Liquidity discounts	30.00%	[10],[9]	30.00%	[10],[9]
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	16.00%	[8]	15.30%	[8]
Correlations	(0.75)	[8]	(0.78)	[8]
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	44.50%	[8]	55.50%	[8]
Correlations	0.93	[8]	0.94	[8]
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member]
Significant unobservable inputs
Prepayment rates	20.00%	[8]
Default probabilities	2.00%	[8]
Loss severities	30.00%	[8]
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	10.30%	[8]
Volatilities	11.50%	[8]	10.60%	[8]
Correlations	(0.75)	[8]	(0.78)	[8]
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	14.00%	[8]
Volatilities	44.50%	[8]	55.50%	[8]
Correlations	0.99	[8]	0.99	[8]
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields
Prepayment rates
Default probabilities
Loss severities
Volatilities
Correlations

[1]	Includes loans for which the fair value option is elected.
[2]	Includes structured notes for which the fair value option is elected.
[3]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[4]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[5]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[7]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[8]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[9]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[10]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.